INCOME TAXES (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Details 1
Excess of unused exploration expenditures over carrying value of mineral property interests	$ 2,656,168	$ 2,656,168
Excess of undepreciated capital cost over carrying value of fixed assets	698,593	650,381
Non-refundable mining investment tax credits	247	247
Non-capital losses carried forward	3,937,688	3,777,137
Capital losses carried forward	993,649	993,649
Unrecognized deductible temporary differences	$ 8,286,345	$ 8,077,582